Share-based compensation - Share-based compensation expense recognized (Details) - EUR (€) € in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based compensation
Classified within capital reserve (beginning of period)	€ 188,031	€ 175,591
Share-based compensation expenses	7,004	9,576
Classified within capital reserve (end of period)	195,035	185,167
Share Options (Alignment Grant)
Share-based compensation
Share-based compensation expenses		3,787
Share Options (LTI)
Share-based compensation
Share-based compensation expenses	2,200	1,805
Supervisory Board Award (Restricted Shares)
Share-based compensation
Share-based compensation expenses	210	181
Restricted Share Units (LTI)
Share-based compensation
Share-based compensation expenses	€ 4,594	€ 3,803